Crewing cost Crewing cost(Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Crewing cost [Table Text Block]
The following table sets forth the components of our crew expenses, including crew benefits, during the years ended December 31, 2019, 2018 and 2017, respectively.

	For the year ended December 31,
In thousands of US dollars	2019	2018	2017
Short term crew benefits (i.e. wages, victualing, insurance)	155,958	150,743	122,197
Other crewing related costs	20,728	19,534	18,733

	$176,686	$170,277	$140,930

There are no material post-employment benefits for our crew.